Discontinued Operations - Summary of Net Earnings from Discontinued Operations (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Discontinued Operations [Line Items]
Earnings from discontinued operations	$ 0	$ 3,604
Repatriation of cash	671	2,314	$ 116
Proceeds collected from the disposal of assets	$ 39
SQM [Member] | Repatriation Taxes [Member]
Disclosure of Discontinued Operations [Line Items]
Disposals of investments		(912)
Earnings from discontinued operations		(39)
Repatriation of cash		(18)
Dividend income received		(26)
APC [Member] | Repatriation Taxes [Member]
Disclosure of Discontinued Operations [Line Items]
Disposals of investments		$ 5